Events After the Balance Sheet Date	6 Months Ended
Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Balance Sheet Date
34. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 30 June 2021 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements, except for the following non-adjusting event:
On 30 July 2021, the Santander UK group through Santander Consumer (UK) plc sold its entire 50% shareholding in PSA Finance UK Limited (PSA) to PSA Financial Services Spain EFC SA, a joint venture between Santander Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA, the auto finance arm of Group PSA Peugeot Citroën. The impact of the sale was to derecognise total assets of £3.2bn, total liabilities of £2.9bn and a non-controlling interest of £0.15bn. No material gain or loss arose on sale. For more information on PSA, including summary financial information, see Note 19 to the Consolidated Financial Statements in the 2020 Annual Report.